Filed Pursuant to Rule 497(e)
                                               1933 Act Registration No. 33-1361



                       SUPPLEMENT DATED SEPTEMBER 30, 1998
                   TO THE JOINT PROSPECTUS DATED JUNE 1, 1998
                                       OF
      IAI MONEY MARKET FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
         IAI RESERVE FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS V, INC.)


As a result of a shareholder vote to dissolve and liquidate IAI Reserve Fund, on September 24, 1998, the Fund has essentially ceased operations and expects to distribute proceeds in October 1998.